Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Managed Account Series
Prospectus Date	rr_ProspectusDate	Nov. 30, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Managed Account Series

BlackRock GA Enhanced Equity Fund

(the “Fund”)

Supplement dated November 30, 2018 to the Summary Prospectuses, Prospectuses and Statement of Additional Information of the Fund, each dated November 30, 2018, as supplemented to date

Effective January 1, 2019, BlackRock GA Enhanced Equity Fund is renamed BlackRock GA Dynamic Equity Fund and Cayman GA Enhanced Equity Fund, Ltd., the Fund’s wholly-owned subsidiary formed in the Cayman Islands, is renamed Cayman GA Dynamic Equity Fund, Ltd. There will be no change in the Fund’s investment strategy in conjunction with the name change.

BlackRock GA Enhanced Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Managed Account Series

BlackRock GA Enhanced Equity Fund

(the “Fund”)

Supplement dated November 30, 2018 to the Summary Prospectuses, Prospectuses and Statement of Additional Information of the Fund, each dated November 30, 2018, as supplemented to date

Effective January 1, 2019, BlackRock GA Enhanced Equity Fund is renamed BlackRock GA Dynamic Equity Fund and Cayman GA Enhanced Equity Fund, Ltd., the Fund’s wholly-owned subsidiary formed in the Cayman Islands, is renamed Cayman GA Dynamic Equity Fund, Ltd. There will be no change in the Fund’s investment strategy in conjunction with the name change.